Provisions for Sundry Creditors - Summary of Provisions for Sundry Creditors and Others (Detail) - MXN ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of other provisions [abstract]
Provision for plugging of wells (see Note 13-C)	$ 69,821,593	$ 70,144,756
Provision for trails in process (see Note 19)	12,324,477	11,114,006
Provision for environmental costs	13,291,058	11,138,904
Provisions	$ 95,437,128	$ 92,397,666